Judicial Deposits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 415,718	R$ 450,676
Additions	104,798	82,619
Release in favor of the Company	(29,748)	(47,313)
Release in favor of the counterparty	(96,138)	(97,064)
Interest	27,704	26,826
Exchange rate variation	(1)	(26)
Ending balance	422,333	415,718
Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	192,661	191,161
Additions	2,800	8,816
Release in favor of the Company	(2,120)	(17,692)
Release in favor of the counterparty	(13,019)	(4,417)
Interest	11,735	14,793
Exchange rate variation
Ending balance	192,057	192,661
Labor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	156,241	194,906
Additions	98,479	68,124
Release in favor of the Company	(24,663)	(28,419)
Release in favor of the counterparty	(80,290)	(87,114)
Interest	10,364	8,770
Exchange rate variation	(1)	(26)
Ending balance	160,130	156,241
Civil Commercial And Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	66,816	64,609
Additions	3,519	5,679
Release in favor of the Company	(2,965)	(1,202)
Release in favor of the counterparty	(2,829)	(5,533)
Interest	5,605	3,263
Exchange rate variation
Ending balance	R$ 70,146	R$ 66,816